Employee deferred compensation (Details 3) (CHF)	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Share-based awards
Share-based compensation disclosures
Share award equal to number of Group share awards (in shares)				1
Portion of awards that would vest on each anniversary of the grant date				One-quarter
Vesting period (in years)				4
Number of awards
Balance at beginning of period (in shares)	50,500,000	17,300,000	14,000,000	17,300,000	15,500,000
Granted (in shares)	1,100,000	36,600,000	1,600,000	37,700,000	2,900,000
Settled (in shares)	(1,900,000)	(3,300,000)	(500,000)	(5,200,000)	(3,200,000)
Forfeited (in shares)	(400,000)	(100,000)	(100,000)	(500,000)	(200,000)
Balance at end of period (in shares)	49,300,000	50,500,000	15,000,000	49,300,000	15,000,000
of which vested (in shares)	900,000	1,300,000	1,100,000	900,000	1,100,000
of which unvested (in shares)	48,400,000	49,200,000	13,900,000	48,400,000	13,900,000
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Balance at beginning of period (in CHF per share)	43.28	43.86	46.69	43.86	45.67
Weighted-average grant-date fair value - Granted (in CHF per share)	38.53	42.44	48.81	42.33	49.41
Weighted-average grant-date fair value - Settled (in CHF per share)	44.80	41.22	63.83	42.53	47.56
Weighted-average grant-date fair value - Forfeited (in CHF per share)	43.38	46.24	55.41	43.99	60.92
Weighted-average grant-date fair value - Balance at end of period (in CHF per share)	43.11	43.28	46.24	43.11	46.24
Other share-based awards
Share-based compensation disclosures
Share award equal to number of Group share awards (in shares)				1
Weighted-average grant-date fair value (in CHF per share)
Vesting period, low end of range (in years)				0
Vesting period, high end of range (in years)				5
Blocked shares
Share-based compensation disclosures
Percentage of amount that otherwise would have been received by employees in unrestricted cash in the form of blocked shares (as a percent)				50.00%
Period for which other share-based awards are blocked after the shares vest, low end of the range (in months)				6M
Period for which other share-based awards are blocked after the shares vest, high end of the range (in years)				3Y
Scaled Incentive Share Unit (SISU)
Share-based compensation disclosures
Vesting period (in years)				4
Number of awards
Balance at beginning of period (in shares)	15,200,000	20,400,000	21,000,000	20,400,000
Granted (in shares)	0	0	0	0	21,100,000
Settled (in shares)	0	(5,100,000)	0	(5,100,000)	0
Forfeited (in shares)	(200,000)	(100,000)	0	(300,000)	(100,000)
Balance at end of period (in shares)	15,000,000	15,200,000	21,000,000	15,000,000	21,000,000
of which vested (in shares)	500,000	400,000	0	500,000	0
of which unvested (in shares)	14,500,000	14,800,000	21,000,000	14,500,000	21,000,000
Incentive Share Unit (ISU)
Share-based compensation disclosures
Vesting period (in years)				3
Minimum number of Group shares to be received by an employee for each ISU granted (in shares)				1
Minimum predefined target price for settlement of shares (in CHF per share)	58.45			58.45
Number of awards
Balance at beginning of period (in shares)	14,500,000	37,700,000	39,300,000	37,700,000	41,500,000
Granted (in shares)	0	0	0	0	6,000,000
Settled (in shares)	(500,000)	(22,800,000)	0	(23,300,000)	(8,100,000)
Forfeited (in shares)	(200,000)	(400,000)	(400,000)	(600,000)	(500,000)
Balance at end of period (in shares)	13,800,000	14,500,000	38,900,000	13,800,000	38,900,000
of which vested (in shares)	1,000,000	1,500,000	3,200,000	1,000,000	3,200,000
of which unvested (in shares)	12,800,000	13,000,000	35,700,000	12,800,000	35,700,000